WARRANT LIABILITY AND PREFERRED SHARES	12 Months Ended
Dec. 31, 2024
Warrant Liability And Preferred Shares
WARRANT LIABILITY AND PREFERRED SHARES

12.	WARRANT LIABILITY AND PREFERRED SHARES

(a)	Warrant Liability

The warrants are determined to be a liability based on the following:

Based on the terms of the warrants outstanding, the Holder may elect to receive common shares for the warrants exercised in lieu of a cash payment for such exercise. The cashless exercise provision takes into consideration the market price of the Company’s stock at the time of the election and the exercise price of the warrant. If the Holder chooses the cashless exercise option, the Company will deliver a variable number of shares, since the number of shares will vary depending on the share price. As the Company will issue a variable number of shares under the cashless exercise option this would result in the settlement failing to meet the ‘fixed for fixed’ requirement in paragraph 16(b)(ii) of IAS 32, as such these warrants are classified as a financial liability.

The pre-funded warrants on the date of any issuances, before any reverse stock splits, has both a $0.01 exercise price and a cashless exercise resulting in these prefunded warrants not meeting the fixed for fixed’ as such, are classified as a financial liability.

The balance of the warrant liability is as follows:

	Warrants January 11, 2022		Pre-funded warrants October 31, 2023		Regular warrants April 9, 2024		Prefunded warrants (May 10 2024)		Regular warrants (June 5 2024)		Prefunded warrants (June 28 2024)		Prefunded warrants (August 15 2024)		Total
	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount	# of Units	Amount
Balance, Dec 31, 2023	80	$3,158	206	153,275	0	0	0	0	0	0	0	0	0	0	286	156,433

Issuance of warrants					656	104,871	16,705	3,969,929	3,733	626,482	56,026	5,999,999	227,294	3,977,269	304,414	14,678,550
Exercise of pre-funded warrants															-	-
Exercise of warrants April 11, 2024			(150)	(85,320)											(150)	(85,320)
Exercise of Warrants May10-29							(16,705)	(6,445,594)							(16,705)	(6,445,594)
Extinguishment of warrant liability (June 5, 2024)					(656)	(312,983)									(656)	(312,983)
Exercise of Warrants July 1-26, 2024											(56,026)	(5,583,735)			(56,026)	(5,583,735)
Extinguishment of warrant liability July 11, 2024									(3,733)	(1,602,021)					(3,733)	(1,602,021)
Exercise of Warrants August 15-Sep 10, 2024													(227,294)	(3,724,084)	(227,294)	(3,724,084)
															-	-
Change in fair value		(3,158)		(67,855)		82,361		(1,372,403)		975,539		(416,264)		(1,685,514)	-	(2,487,294)
Extinguishment of warrant liability															-	-
Day 1 loss						125,751		3,848,068						1,432,329	-	5,406,148
Balance, December 31, 2024	80	$-	56	100	-	-	-	-	-	-	-	-	-	-	136	100

(b)	Preferred Share Liability

The preferred shares are classified as a liability due to the following:

In applying the guidance under IAS 32.16(b)(i), management needs to ascertain if there is a contractual obligation to deliver a variable number of shares to the Holder. If the Holder exercises the conversion option, the Company is required to deliver common shares based on the conversion price that also takes into consideration the Company’s stock price on certain trading days immediately prior to the date of such exercise. As the conversion price would result in the Company issuing variable number of equity instruments upon the exercise of the conversion option, the Preferred Stock fails to meet the criteria requirement in paragraph 16(b)(i) of IAS 32, as such, these Preferred Stock are classified as a financial liability.

The balance of the Preferred Share Liability is as follows:

		Pref share
Class C Preferred Share Activity	# of Units	Liability $
Opening Balance January 1, 2024	-	-
Issuances for the period	2,073	2,438,825
Converted into common shares	(811)	(954,118)
Redemptions	(353)	(415,294)
Closing Balance December 31, 2024	909	$1,069,413

Refer to Note 13 Share Capital and Note 27 Subsequent Events for class C preferred share activity after December 31, 2024 and until the date of this report.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023